Summary of Significant Accounting Policies: Advertising Costs Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Advertising Costs Policy	Advertising Costs The Company’s policy regarding advertising is to expense advertising when incurred. The Company incurred no advertising expense for the years ended December 31, 2014 and 2013.